Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Goodwill Abstract
Goodwill	$ 18,856	$ 26,753
Adjustments	1,724 [1]	(1,222) [2]
Goodwill disposed in connection with the sale of Ryvyl EU	(20,580)
Goodwill	$ 0	$ 18,856

[1]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled positive $1.7 million for the five months ended May 31, 2025, the date immediately preceding the completion of the sale of Ryvyl EU on June 1, 2025.
[2]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled negative $1.2 million for the twelve months ended December 31, 2024.